SUPPLEMENTARY BALANCE SHEET INFORMATION (Schedule of Other Current Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Payroll and related employee accruals	$ 4,815	$ 6,793
Deferred revenue	4,819	3,987
Provision for vacation pay	4,222	5,101
Derivative instruments	148	806
Government authorities	1,167	1,173
Other	1,042	727
Other current liabilities	$ 16,213	$ 18,587